Summary of Results by Business Segment (Details) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020
Disclosure of operating segments [line items]
Net interest income (loss)		$ 6,004	$ 6,101	$ 17,869	$ 18,470
Non-interest income (loss)		4,708	4,564	13,883	13,332
Total revenue		10,712	10,665	31,752	31,802
Provision for (recovery of) credit losses		(37)	2,188	(101)	6,325
Insurance claims and related expenses		836	805	2,057	2,256
Non-interest expenses		5,616	5,307	17,129	15,895
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade		4,297	2,365	12,667	7,326
Provision for (recovery of) income taxes		922	445	2,711	1,354
Net income (loss)	[1]	3,545	2,248	10,517	6,752
Total assets		1,703,093	1,697,305	1,703,093	1,697,305	$ 1,715,865
Schwab and TD Ameritrade [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab and TD Ameritrade		170	328	561	780
Canadian Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		3,044	2,910	8,895	9,079
Non-interest income (loss)		3,535	3,116	10,091	9,225
Total revenue		6,579	6,026	18,986	18,304
Provision for (recovery of) credit losses		100	951	205	2,495
Insurance claims and related expenses		836	805	2,057	2,256
Non-interest expenses		2,748	2,533	8,091	7,757
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade		2,895	1,737	8,633	5,796
Provision for (recovery of) income taxes		770	474	2,289	1,572
Net income (loss)		2,125	1,263	6,344	4,224
Total assets		500,429	461,358	500,429	461,358
Canadian Retail [member] | Schwab and TD Ameritrade [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab and TD Ameritrade
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		1,990	2,256	5,971	6,763
Non-interest income (loss)		691	595	2,007	1,792
Total revenue		2,681	2,851	7,978	8,555
Provision for (recovery of) credit losses		(96)	897	(174)	2,353
Insurance claims and related expenses
Non-interest expenses		1,518	1,646	4,800	4,919
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade		1,259	308	3,352	1,283
Provision for (recovery of) income taxes		161	(48)	393	(120)
Net income (loss)		1,295	673	3,611	2,155
Total assets		554,418	548,402	554,418	548,402
U.S. Retail [member] | Schwab and TD Ameritrade [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab and TD Ameritrade		197	317	652	752
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)		632	531	1,941	1,381
Non-interest income (loss)		451	866	1,609	2,323
Total revenue		1,083	1,397	3,550	3,704
Provision for (recovery of) credit losses		2	123	(41)	514
Insurance claims and related expenses
Non-interest expenses		635	669	2,051	1,937
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade		446	605	1,540	1,253
Provision for (recovery of) income taxes		116	163	390	321
Net income (loss)		330	442	1,150	932
Total assets		500,002	524,286	500,002	524,286
Wholesale Banking [member] | Schwab and TD Ameritrade [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab and TD Ameritrade
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)		338	404	1,062	1,247
Non-interest income (loss)		31	(13)	176	(8)
Total revenue		369	391	1,238	1,239
Provision for (recovery of) credit losses		(43)	217	(91)	963
Insurance claims and related expenses
Non-interest expenses		715	459	2,187	1,282
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade		(303)	(285)	(858)	(1,006)
Provision for (recovery of) income taxes		(125)	(144)	(361)	(419)
Net income (loss)		(205)	(130)	(588)	(559)
Total assets		148,244	163,259	148,244	163,259
Corporate [member] | Schwab and TD Ameritrade [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab and TD Ameritrade		$ (27)	$ 11	$ (91)	$ 28

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.